Quarterly Holdings Report
for
Fidelity Advisor® Financial Services Fund
April 30, 2022
AFFS-NPRT3-0622
1.800326.118
Common Stocks - 99.2%
	Shares	Value ($)
Banks - 34.5%
Diversified Banks - 16.5%
Bank of America Corp.	738,056	26,333,838
Citigroup, Inc.	369,905	17,833,120
Piraeus Financial Holdings SA (a)	315,000	454,754
U.S. Bancorp	332,400	16,141,344
Wells Fargo & Co.	605,128	26,401,735
		87,164,791
Regional Banks - 18.0%
Associated Banc-Corp.	192,600	3,842,370
Bank OZK	109,900	4,222,358
BankUnited, Inc.	66,600	2,500,164
BOK Financial Corp.	32,616	2,704,845
Cadence Bank (b)	146,224	3,661,449
Comerica, Inc.	32,700	2,678,130
East West Bancorp, Inc.	90,300	6,438,390
First Interstate Bancsystem, Inc.	124,752	4,056,935
Heartland Financial U.S.A., Inc.	71,300	3,120,801
Huntington Bancshares, Inc.	811,120	10,666,228
M&T Bank Corp.	127,566	21,257,598
PacWest Bancorp	114,100	3,752,749
Popular, Inc.	61,900	4,827,581
Signature Bank	23,400	5,668,650
Truist Financial Corp.	229,000	11,072,150
Wintrust Financial Corp.	46,600	4,069,112
		94,539,510
TOTAL BANKS		181,704,301
Capital Markets - 18.7%
Asset Management & Custody Banks - 9.0%
Affiliated Managers Group, Inc.	22,500	2,825,325
AllianceBernstein Holding LP	47,305	1,883,212
Bank of New York Mellon Corp.	252,600	10,624,356
Brookfield Asset Management, Inc. Class A	98,900	4,931,154
Carlyle Group LP	111,200	4,035,448
Northern Trust Corp.	36,300	3,740,715
Patria Investments Ltd.	281,300	4,588,003
State Street Corp.	221,300	14,820,461
		47,448,674
Financial Exchanges & Data - 2.0%
Bolsa Mexicana de Valores S.A.B. de CV	1,491,100	2,954,214
Cboe Global Markets, Inc.	63,673	7,193,776
		10,147,990
Investment Banking & Brokerage - 7.7%
Lazard Ltd. Class A	189,052	6,195,234
Morgan Stanley	243,700	19,639,783
Raymond James Financial, Inc.	101,050	9,848,333
Virtu Financial, Inc. Class A	171,600	4,955,808
		40,639,158
TOTAL CAPITAL MARKETS		98,235,822
Consumer Finance - 7.0%
Consumer Finance - 7.0%
American Express Co.	55,500	9,696,405
Capital One Financial Corp.	130,138	16,217,798
FirstCash Holdings, Inc.	69,651	5,556,757
OneMain Holdings, Inc.	123,300	5,663,169
		37,134,129
Diversified Financial Services - 2.1%
Multi-Sector Holdings - 0.8%
Cannae Holdings, Inc. (a)	191,340	4,286,016
Other Diversified Financial Services - 1.3%
Apollo Global Management, Inc.	133,700	6,652,912
Phoenix Vega Mezz PLC (a)	192,600	13,096
		6,666,008
TOTAL DIVERSIFIED FINANCIAL SERVICES		10,952,024
Insurance - 25.0%
Insurance Brokers - 5.9%
Arthur J. Gallagher & Co.	90,700	15,282,043
Marsh & McLennan Companies, Inc.	97,400	15,749,580
		31,031,623
Life & Health Insurance - 3.1%
Globe Life, Inc.	111,900	10,975,152
Primerica, Inc.	39,000	5,052,840
		16,027,992
Multi-Line Insurance - 3.1%
Assurant, Inc.	52,900	9,621,452
Hartford Financial Services Group, Inc.	95,800	6,699,294
		16,320,746
Property & Casualty Insurance - 11.3%
American Financial Group, Inc.	37,900	5,248,392
Chubb Ltd.	66,600	13,749,570
Fidelity National Financial, Inc.	182,800	7,279,096
First American Financial Corp.	140,000	8,163,400
Hiscox Ltd.	374,948	4,452,236
Old Republic International Corp.	171,300	3,770,313
The Travelers Companies, Inc.	99,100	16,952,046
		59,615,053
Reinsurance - 1.6%
Reinsurance Group of America, Inc.	79,900	8,574,868
TOTAL INSURANCE		131,570,282
IT Services - 3.9%
Data Processing & Outsourced Services - 3.9%
Computer Services, Inc.	23,591	1,200,310
Global Payments, Inc.	70,200	9,615,996
MasterCard, Inc. Class A	26,600	9,665,908
		20,482,214
Professional Services - 1.9%
Research & Consulting Services - 1.9%
Dun & Bradstreet Holdings, Inc. (a)(b)	268,400	4,238,036
Equifax, Inc.	28,200	5,739,264
		9,977,300
Software - 1.1%
Application Software - 1.1%
Black Knight, Inc. (a)	89,800	5,907,942
Thrifts & Mortgage Finance - 5.0%
Thrifts & Mortgage Finance - 5.0%
Essent Group Ltd.	178,000	7,214,340
MGIC Investment Corp.	518,300	6,768,998
NMI Holdings, Inc. (a)	452,710	8,320,810
Radian Group, Inc.	42,900	917,631
Walker & Dunlop, Inc.	25,700	3,077,832
		26,299,611
TOTAL COMMON STOCKS (Cost $469,798,340)		522,263,625

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 0.32% (c)(d) (Cost $5,188,525)	5,188,006	5,188,525

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $474,986,865)	527,452,150
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(1,314,515)
NET ASSETS - 100.0%	526,137,635

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	2,916,314	126,298,465	129,214,779	3,693	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	11,250	63,104,612	57,927,337	1,375	-	-	5,188,525	0.0%
Total	2,927,564	189,403,077	187,142,116	5,068	-	-	5,188,525

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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